Related party transactions - Other (Details) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Franz Industriebeteiligungen AG, Augsburg
Related parties
Rent expense	€ 1	€ 1
Schlosserei und Metallbau Ederer, Dieen
Related parties
Acquired goods from related parties	0	0
Andreas Schmid Logistik
Related parties
Services received from related parties	11	15
Suzhou Meimai Fast Manufacturing Technology Co. Ltd
Related parties
Revenue from related parties	16	37
Dscs Digital Supply Chain Solutions Gmbh
Related parties
Revenue from related parties	€ 0	€ 0
Ownership interest in associate (as a percent)	33.30%